Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.
(a)
................. 46 $ 25,788
Boeing Co. (The)
(a)
.................... 455 98,494
GE Aerospace ....................... 600 224,238
General Dynamics Corp. ................ 146 51,719
Honeywell Aerospace, Inc.
(a)
............. 183 40,347
Howmet Aerospace, Inc. ................ 231 62,107
Huntington Ingalls Industries, Inc. .......... 23 6,438
L3Harris Technologies, Inc. .............. 107 31,093
Lockheed Martin Corp. ................. 116 59,097
Northrop Grumman Corp. ............... 76 38,708
RTX Corp. ......................... 777 147,420
Textron, Inc. ........................ 96 8,806
TransDigm Group, Inc. ................. 32 42,625
836,880
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 66 12,430
Expeditors International of Washington, Inc. ... 76 12,386
FedEx Corp. ........................ 128 40,081
United Parcel Service, Inc. , Class B ........ 426 45,795
110,692
Automobile Components — 0.0%
Aptiv plc
(a)
.......................... 126 7,734
Automobiles — 2.4%
Ford Motor Co. ...................... 2,270 31,553
General Motors Co. ................... 521 40,159
Tesla, Inc.
(a)
......................... 1,620 681,372
753,084
Banks — 4.1%
Bank of America Corp. ................. 3,759 214,188
Citigroup, Inc. ....................... 982 137,441
Citizens Financial Group, Inc. ............ 237 16,606
Fifth Third Bancorp ................... 525 29,594
Huntington Bancshares, Inc. ............. 1,136 20,141
JPMorgan Chase & Co. ................ 1,542 504,743
KeyCorp ........................... 542 12,493
M&T Bank Corp. ..................... 86 20,469
PNC Financial Services Group, Inc. (The) .... 231 56,877
Regions Financial Corp. ................ 489 14,768
Truist Financial Corp. .................. 725 36,119
US Bancorp ........................ 895 54,058
Wells Fargo & Co. .................... 1,762 145,612
1,263,109
Beverages — 1.2%
Brown-Forman Corp. , Class B, NVS ........ 92 2,452
Coca-Cola Co. (The) .................. 2,227 180,988
Constellation Brands, Inc. , Class A ......... 82 11,405
Keurig Dr Pepper, Inc. ................. 791 25,889
Molson Coors Beverage Co. , Class B ....... 85 3,312
Monster Beverage Corp.
(a)
............... 412 39,602
PepsiCo, Inc. ....................... 787 106,560
370,208
Biotechnology — 2.0%
AbbVie, Inc. ........................ 1,018 256,170
Amgen, Inc. ........................ 309 111,895
Biogen, Inc.
(a)
....................... 84 18,149
Gilead Sciences, Inc. .................. 714 90,207
Incyte Corp.
(a)
....................... 95 10,769
Moderna, Inc.
(a)
...................... 196 13,726
Regeneron Pharmaceuticals, Inc. .......... 58 36,165
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
............ 145 $ 72,026
609,107
Broadline Retail — 3.0%
Amazon.com, Inc.
(a)
................... 3,757 895,443
eBay, Inc. .......................... 257 28,720
924,163
Building Products — 0.6%
A O Smith Corp. ..................... 71 4,453
Allegion plc ......................... 51 7,165
Builders FirstSource, Inc.
(a)
.............. 59 5,279
Carrier Global Corp. ................... 452 33,154
Johnson Controls International plc ......... 353 51,577
Lennox International, Inc. ............... 19 10,886
Masco Corp. ........................ 110 8,951
Trane Technologies plc ................. 128 62,869
184,334
Capital Markets — 3.5%
Ameriprise Financial, Inc. ............... 52 23,855
Ares Management Corp. , Class A .......... 122 13,580
Bank of New York Mellon Corp. (The) ....... 396 57,265
BlackRock, Inc.
(b)
..................... 83 79,809
Blackstone, Inc. , Class A ................ 425 50,010
CBOE Global Markets, Inc. .............. 60 14,560
Charles Schwab Corp. (The) ............. 940 86,734
CME Group, Inc. , Class A ............... 208 45,933
Coinbase Global, Inc. , Class A
(a)
........... 127 18,566
FactSet Research Systems, Inc.
(c)
.......... 20 4,602
Franklin Resources, Inc. ................ 179 5,955
Goldman Sachs Group, Inc. (The) ......... 170 171,933
Interactive Brokers Group, Inc. , Class A ...... 257 22,369
Intercontinental Exchange, Inc. ........... 326 40,134
Invesco Ltd. ........................ 257 6,782
KKR & Co., Inc. ...................... 400 36,712
Moody's Corp. ....................... 86 38,951
Morgan Stanley ...................... 691 144,447
MSCI, Inc. , Class A ................... 41 22,962
Nasdaq, Inc. ........................ 258 20,335
Northern Trust Corp. ................... 109 18,948
Raymond James Financial, Inc. ........... 97 14,747
Robinhood Markets, Inc. , Class A
(a)
......... 452 45,327
S&P Global, Inc. ..................... 174 70,863
State Street Corp. .................... 161 27,306
T. Rowe Price Group, Inc. ............... 127 14,439
1,097,124
Chemicals — 1.2%
Air Products & Chemicals, Inc. ............ 129 37,820
Albemarle Corp. ..................... 66 8,912
CF Industries Holdings, Inc. .............. 86 9,310
Corteva, Inc. ........................ 384 32,521
Dow, Inc. .......................... 414 11,327
DuPont de Nemours, Inc. ............... 79 10,716
Ecolab, Inc. ........................ 145 40,399
International Flavors & Fragrances, Inc. ...... 147 11,645
Linde plc .......................... 266 138,038
LyondellBasell Industries NV , Class A ....... 146 7,687
Mosaic Co. (The) ..................... 170 3,602
PPG Industries, Inc. ................... 129 15,647
Sherwin-Williams Co. (The) .............. 132 45,450
373,074
Commercial Services & Supplies — 0.5%
Cintas Corp. ........................ 196 33,336
Copart, Inc.
(a)
....................... 496 13,982

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. , Class A ........... 115 $ 24,504
Rollins, Inc. ......................... 179 7,471
Veralto Corp. ........................ 144 12,770
Waste Management, Inc. ................ 212 47,251
139,314
Communications Equipment — 1.6%
Arista Networks, Inc.
(a)
................. 594 100,909
Ciena Corp.
(a)
....................... 82 40,226
Cisco Systems, Inc. ................... 2,272 266,869
F5, Inc.
(a)
.......................... 32 13,311
Lumentum Holdings, Inc.
(a)
.............. 45 38,613
Motorola Solutions, Inc. ................ 95 39,452
499,380
Construction & Engineering — 0.4%
Comfort Systems USA, Inc. .............. 20 39,639
EMCOR Group, Inc. ................... 26 21,577
Quanta Services, Inc. .................. 86 61,923
123,139
Construction Materials — 0.3%
CRH plc ........................... 384 41,088
Martin Marietta Materials, Inc. ............ 34 19,608
Vulcan Materials Co. .................. 76 22,420
83,116
Consumer Finance — 0.6%
American Express Co. ................. 305 103,166
Capital One Financial Corp. .............. 360 72,223
Synchrony Financial ................... 188 14,298
189,687
Consumer Staples Distribution & Retail — 2.1%
Casey's General Stores, Inc. ............. 21 16,691
Costco Wholesale Corp. ................ 255 238,545
Dollar General Corp. .................. 127 14,619
Dollar Tree, Inc.
(a)
..................... 103 12,458
Kroger Co. (The) ..................... 322 17,881
Sysco Corp. ........................ 275 22,984
Target Corp. ........................ 259 33,828
Walmart, Inc. ........................ 2,521 285,528
642,534
Containers & Packaging — 0.2%
Amcor plc .......................... 270 11,704
Avery Dennison Corp. .................. 48 7,793
Ball Corp. .......................... 146 9,110
International Paper Co. ................. 307 11,697
Packaging Corp. of America ............. 49 11,676
Smurfit WestRock plc .................. 306 14,156
66,136
Distributors — 0.0%
Genuine Parts Co. .................... 78 9,202
Diversified Telecommunication Services — 0.8%
AT&T, Inc. .......................... 3,987 82,531
Comcast Corp. , Class A ................ 2,064 50,671
Verizon Communications, Inc. ............ 2,406 101,870
235,072
Electric Utilities — 1.7%
Alliant Energy Corp. ................... 146 11,138
American Electric Power Co., Inc. .......... 311 42,548
Constellation Energy Corp. .............. 184 45,700
Duke Energy Corp. ................... 448 56,708
Edison International ................... 219 16,305
Security
Shares
Shares Value
Electric Utilities (continued)
Entergy Corp. ....................... 267 $ 30,668
Evergy, Inc. ......................... 129 11,150
Eversource Energy ................... 216 15,610
Exelon Corp. ........................ 592 27,599
FirstEnergy Corp. .................... 304 14,452
NextEra Energy, Inc. .................. 1,199 105,236
NRG Energy, Inc. ..................... 123 17,965
PG&E Corp. ........................ 1,278 21,496
Pinnacle West Capital Corp. ............. 71 7,597
PPL Corp. ......................... 431 15,667
Southern Co. (The) ................... 648 62,020
Xcel Energy, Inc. ..................... 360 28,908
530,767
Electrical Equipment — 1.6%
AMETEK, Inc. ....................... 132 31,936
Eaton Corp. plc ...................... 223 95,025
Emerson Electric Co. .................. 321 45,951
GE Vernova, Inc. ..................... 155 182,103
Generac Holdings, Inc.
(a)
................ 35 10,248
Hubbell, Inc. , Class B .................. 31 16,219
Rockwell Automation, Inc. ............... 65 32,180
Vertiv Holdings Co. , Class A ............. 220 73,661
487,323
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. , Class A ............... 706 124,482
CDW Corp. ......................... 73 10,267
Coherent Corp.
(a)
..................... 113 44,575
Corning, Inc. ........................ 449 114,688
Flex Ltd.
(a)
.......................... 212 34,359
Jabil, Inc. .......................... 61 23,514
Keysight Technologies, Inc.
(a)
............. 100 35,007
TE Connectivity plc ................... 168 33,870
Teledyne Technologies, Inc.
(a)
............. 27 18,006
Zebra Technologies Corp. , Class A
(a)
........ 29 7,635
446,403
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A .............. 575 31,913
Halliburton Co. ...................... 478 16,228
SLB Ltd. ........................... 860 39,981
88,122
Entertainment — 1.2%
Electronic Arts, Inc. ................... 130 26,655
Live Nation Entertainment, Inc.
(a)
.......... 91 16,663
Netflix, Inc.
(a)
........................ 2,428 173,359
Take-Two Interactive Software, Inc.
(a)
........ 101 25,248
TKO Group Holdings, Inc. , Class A ......... 38 7,650
Walt Disney Co. (The) ................. 1,000 96,250
Warner Bros Discovery, Inc.
(a)
............ 1,410 37,591
383,416
Financial Services — 3.9%
Apollo Global Management, Inc. ........... 265 31,352
Berkshire Hathaway, Inc. , Class B
(a)
........ 1,055 527,912
Block, Inc. , Class A
(a)
.................. 308 23,408
Corpay, Inc.
(a)
....................... 37 12,331
Fidelity National Information Services, Inc. .... 289 11,236
Fiserv, Inc.
(a)
........................ 307 15,058
Global Payments, Inc. ................. 130 9,433
Jack Henry & Associates, Inc. ............ 41 5,647
Mastercard, Inc. , Class A ................ 465 238,824
PayPal Holdings, Inc. .................. 503 21,720

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Visa, Inc. , Class A .................... 955 $ 327,651
1,224,572
Food Products — 0.4%
Archer-Daniels-Midland Co. .............. 272 20,781
Bunge Global SA ..................... 75 8,005
General Mills, Inc. .................... 309 10,753
Hershey Co. (The) .................... 83 14,562
Hormel Foods Corp. ................... 183 4,542
J M Smucker Co. (The) ................. 59 6,638
Kraft Heinz Co. (The) .................. 502 11,857
McCormick & Co., Inc. (Non-Voting) , NVS .... 141 7,109
Mondelez International, Inc. , Class A ........ 737 42,628
Tyson Foods, Inc. , Class A .............. 164 9,389
136,264
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 95 16,366
Ground Transportation — 1.0%
CSX Corp. ......................... 1,069 50,810
Fedex Freight Holding Co., Inc.
(a)
.......... 61 9,211
JB Hunt Transport Services, Inc. .......... 42 12,156
Norfolk Southern Corp. ................. 131 41,211
Old Dominion Freight Line, Inc. ........... 104 22,527
Uber Technologies, Inc.
(a)
............... 1,171 84,499
Union Pacific Corp. ................... 341 92,752
313,166
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories ................... 1,001 90,831
Align Technology, Inc.
(a)
................. 38 6,409
Baxter International, Inc. ................ 294 6,268
Becton Dickinson & Co. ................ 162 24,515
Boston Scientific Corp.
(a)
................ 852 36,363
Cooper Cos., Inc. (The)
(a)
............... 109 7,816
Dexcom, Inc.
(a)
...................... 218 14,682
Edwards Lifesciences Corp.
(a)
............ 331 29,942
GE HealthCare Technologies, Inc. ......... 255 16,323
IDEXX Laboratories, Inc.
(a)
............... 45 23,690
Insulet Corp.
(a)
....................... 40 6,090
Intuitive Surgical, Inc.
(a)
................. 204 81,127
Medtronic plc ....................... 737 57,656
ResMed, Inc. ....................... 84 16,370
Solventum Corp.
(a)
.................... 86 6,635
STERIS plc ......................... 59 12,424
Stryker Corp. ....................... 200 62,968
Zimmer Biomet Holdings, Inc. ............ 111 9,556
509,665
Health Care Providers & Services — 2.0%
Cardinal Health, Inc. ................... 136 32,308
Cencora, Inc. ....................... 112 31,694
Centene Corp.
(a)
..................... 271 17,395
Cigna Group (The) .................... 151 41,628
CVS Health Corp. .................... 736 76,139
DaVita, Inc.
(a)
........................ 18 4,005
Elevance Health, Inc. .................. 126 48,728
HCA Healthcare, Inc. .................. 90 35,090
Henry Schein, Inc.
(a)
................... 56 4,677
Humana, Inc. ....................... 68 27,011
Labcorp Holdings, Inc. ................. 47 13,160
McKesson Corp. ..................... 69 52,136
Quest Diagnostics, Inc. ................. 64 13,565
UnitedHealth Group, Inc. ................ 523 217,375
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B ..... 31 $ 4,609
619,520
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 90 4,756
Healthpeak Properties, Inc. .............. 399 8,539
Ventas, Inc. ........................ 275 24,420
Welltower, Inc. ....................... 406 92,150
129,865
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
........... 86 15,262
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 377 8,939
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. , Class A
(a)
.................. 241 34,487
Booking Holdings, Inc. ................. 446 79,495
Carnival Corp. Ltd. .................... 744 21,256
Chipotle Mexican Grill, Inc. , Class A
(a)
....... 750 25,500
Darden Restaurants, Inc. ............... 67 13,803
Domino's Pizza, Inc. ................... 18 5,329
DoorDash, Inc. , Class A
(a)
............... 218 40,227
Expedia Group, Inc. ................... 67 17,144
Hilton Worldwide Holdings, Inc. ........... 131 43,290
Las Vegas Sands Corp. ................ 179 8,268
Marriott International, Inc. , Class A ......... 125 46,324
McDonald's Corp. .................... 410 110,827
MGM Resorts International
(a)
............. 116 5,546
Norwegian Cruise Line Holdings Ltd.
(a)
....... 252 5,320
Royal Caribbean Cruises Ltd. ............ 145 46,042
Starbucks Corp. ...................... 654 66,832
Wynn Resorts Ltd. .................... 42 4,078
Yum! Brands, Inc. .................... 157 25,098
598,866
Household Durables — 0.3%
DR Horton, Inc. ...................... 150 24,432
Garmin Ltd. ......................... 95 22,566
Lennar Corp. , Class A .................. 120 10,859
NVR, Inc.
(a)
......................... 2 13,627
PulteGroup, Inc. ..................... 111 15,230
86,714
Household Products — 0.9%
Church & Dwight Co., Inc. ............... 133 12,885
Clorox Co. (The) ..................... 72 6,872
Colgate-Palmolive Co. ................. 464 42,539
Kimberly-Clark Corp. .................. 195 21,405
Procter & Gamble Co. (The) ............. 1,336 195,911
279,612
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 436 6,392
Vistra Corp. ........................ 184 29,188
35,580
Industrial Conglomerates — 0.3%
3M Co. ............................ 302 48,897
Honeywell International, Inc. ............. 183 40,862
89,759
Industrial REITs — 0.2%
Prologis, Inc. ........................ 535 72,476

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 1.9%
Aflac, Inc. .......................... 265 $ 31,071
Allstate Corp. (The) ................... 149 35,453
American International Group, Inc. ......... 309 23,030
Aon plc , Class A ..................... 123 40,798
Arch Capital Group Ltd.
(a)
............... 205 19,897
Arthur J Gallagher & Co. ................ 148 33,976
Assurant, Inc. ....................... 29 7,787
Brown & Brown, Inc. ................... 165 10,585
Chubb Ltd. ......................... 207 70,533
Cincinnati Financial Corp. ............... 90 16,663
Erie Indemnity Co. , Class A, NVS .......... 14 3,357
Everest Group Ltd. .................... 23 8,216
Globe Life, Inc. ...................... 42 7,505
Hartford Insurance Group, Inc. (The) ........ 157 20,806
Loews Corp. ........................ 96 10,868
Marsh & McLennan Cos., Inc. ............ 277 46,168
MetLife, Inc. ........................ 312 26,398
Principal Financial Group, Inc. ............ 112 12,071
Progressive Corp. (The) ................ 338 73,836
Prudential Financial, Inc. ................ 198 21,370
Travelers Cos., Inc. (The) ............... 122 40,275
Willis Towers Watson plc ................ 55 14,375
WR Berkley Corp. .................... 164 11,567
586,605
Interactive Media & Services — 5.2%
Alphabet, Inc. , Class A ................. 1,393 497,816
Alphabet, Inc. , Class C, NVS ............. 1,126 397,850
Meta Platforms, Inc. , Class A ............. 1,264 711,998
1,607,664
IT Services — 0.8%
Accenture plc , Class A ................. 355 44,176
Akamai Technologies, Inc.
(a)
.............. 86 10,166
Cognizant Technology Solutions Corp. , Class A . 272 10,534
Gartner, Inc.
(a)
....................... 40 5,185
GoDaddy, Inc. , Class A
(a)
................ 74 6,281
International Business Machines Corp. ...... 541 152,135
VeriSign, Inc. ....................... 48 12,075
240,552
Leisure Products — 0.0%
Hasbro, Inc. ........................ 74 6,112
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. ............... 163 21,651
Bio-Techne Corp. ..................... 89 6,288
Charles River Laboratories International, Inc.
(a)
. 30 6,804
Danaher Corp. ...................... 361 68,763
IQVIA Holdings, Inc.
(a)
.................. 96 18,549
Mettler-Toledo International, Inc.
(a)
......... 12 15,330
Revvity, Inc. ........................ 68 7,566
Thermo Fisher Scientific, Inc. ............. 214 107,291
Waters Corp.
(a)
...................... 57 21,377
West Pharmaceutical Services, Inc. ........ 41 14,719
288,338
Machinery — 2.3%
Caterpillar, Inc. ...................... 265 282,198
Cummins, Inc. ....................... 79 56,344
Deere & Co. ........................ 144 91,344
Dover Corp. ........................ 77 17,270
Fortive Corp. ........................ 182 11,118
IDEX Corp. ......................... 42 9,532
Illinois Tool Works, Inc. ................. 150 40,570
Ingersoll Rand, Inc. ................... 202 16,562
Nordson Corp. ....................... 31 9,352
Security
Shares
Shares Value
Machinery (continued)
Otis Worldwide Corp. .................. 220 $ 15,752
PACCAR, Inc. ....................... 299 35,916
Parker-Hannifin Corp. .................. 73 71,403
Pentair plc ......................... 91 6,976
Snap-on, Inc. ....................... 30 12,072
Stanley Black & Decker, Inc. ............. 90 8,471
Westinghouse Air Brake Technologies Corp. ... 97 26,151
Xylem, Inc. ......................... 136 16,077
727,108
Media — 0.2%
Charter Communications, Inc. , Class A
(a) (c)
.... 48 6,826
EchoStar Corp. , Class A
(a) (c)
.............. 77 7,816
Fox Corp. , Class A, NVS ................ 110 5,738
Fox Corp. , Class B .................... 87 4,075
News Corp. , Class A, NVS .............. 217 5,388
News Corp. , Class B .................. 56 1,572
Omnicom Group, Inc. .................. 164 11,944
Paramount Skydance Corp. , Class B, NVS
(c)
.. 161 1,587
Trade Desk, Inc. (The) , Class A
(a)
.......... 255 4,610
49,556
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. ................ 827 52,010
Newmont Corp. ...................... 615 57,441
Nucor Corp. ........................ 131 29,180
Steel Dynamics, Inc. ................... 79 18,128
156,759
Multi-Utilities — 0.7%
Ameren Corp. ....................... 161 18,199
CenterPoint Energy, Inc. ................ 379 16,691
CMS Energy Corp. .................... 177 13,541
Consolidated Edison, Inc. ............... 214 23,675
Dominion Energy, Inc. .................. 506 34,555
DTE Energy Co. ..................... 119 18,132
NiSource, Inc. ....................... 271 12,886
Public Service Enterprise Group, Inc. ....... 289 23,455
Sempra ........................... 372 34,488
WEC Energy Group, Inc. ................ 186 21,719
217,341
Office REITs — 0.0%
BXP, Inc. .......................... 89 5,902
Oil, Gas & Consumable Fuels — 3.3%
APA Corp. ......................... 192 6,254
Chevron Corp. ....................... 1,078 178,689
ConocoPhillips ...................... 704 73,188
Devon Energy Corp. ................... 673 27,809
Diamondback Energy, Inc. ............... 113 19,863
EOG Resources, Inc. .................. 304 39,438
EQT Corp. ......................... 360 19,141
Expand Energy Corp. .................. 133 12,128
Exxon Mobil Corp. .................... 2,385 326,077
Kinder Morgan, Inc. ................... 1,139 36,414
Marathon Petroleum Corp. .............. 169 43,208
Occidental Petroleum Corp. .............. 416 20,205
ONEOK, Inc. ........................ 363 31,559
Phillips 66 .......................... 230 38,882
Targa Resources Corp. ................. 122 32,713
Texas Pacific Land Corp. ................ 33 14,442
Valero Energy Corp. ................... 171 44,535
Williams Cos., Inc. (The) ................ 702 52,187
1,016,732

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 377 $ 35,310
Southwest Airlines Co. ................. 283 14,552
United Airlines Holdings, Inc.
(a)
............ 185 25,158
75,020
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 144 11,369
Kenvue, Inc. ........................ 1,122 21,441
32,810
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co. ................ 1,171 67,473
Eli Lilly & Co. ....................... 455 545,741
Johnson & Johnson ................... 1,386 352,002
Merck & Co., Inc. ..................... 1,419 182,341
Pfizer, Inc. ......................... 3,271 78,766
Viatris, Inc. ......................... 682 10,830
Zoetis, Inc. , Class A ................... 244 17,534
1,254,687
Professional Services — 0.4%
Automatic Data Processing, Inc. ........... 231 51,732
Broadridge Financial Solutions, Inc. ........ 66 9,039
Equifax, Inc. ........................ 68 10,793
Jacobs Solutions, Inc. .................. 65 8,190
Leidos Holdings, Inc. .................. 70 7,208
Paychex, Inc. ....................... 184 18,093
Verisk Analytics, Inc. , Class A ............. 74 13,285
118,340
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc. , Class A .............. 167 22,493
CoStar Group, Inc. .................... 234 6,627
29,120
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 79 14,907
Camden Property Trust ................. 59 6,755
Equity Residential .................... 200 13,586
Essex Property Trust, Inc. ............... 38 11,080
Invitation Homes, Inc. .................. 326 9,848
Mid-America Apartment Communities, Inc. .... 64 8,892
UDR, Inc. .......................... 179 7,146
72,214
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 46 5,678
Kimco Realty Corp. ................... 395 10,013
Realty Income Corp. ................... 528 32,715
Regency Centers Corp. ................ 91 7,257
Simon Property Group, Inc. .............. 186 41,599
97,262
Semiconductors & Semiconductor Equipment — 16.4%
Advanced Micro Devices, Inc.
(a)
........... 938 544,894
Analog Devices, Inc. ................... 282 112,002
Applied Materials, Inc. ................. 456 329,688
Broadcom, Inc. ...................... 2,403 907,733
First Solar, Inc.
(a)
..................... 61 14,394
Intel Corp.
(a)
........................ 2,719 379,654
KLA Corp. .......................... 751 226,584
Lam Research Corp. .................. 721 312,431
Marvell Technology, Inc. ................ 504 150,137
Microchip Technology, Inc. ............... 311 28,363
Micron Technology, Inc. ................. 649 749,134
Monolithic Power Systems, Inc. ........... 28 38,706
NVIDIA Corp. ....................... 4,461 892,601
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV ............... 146 $ 41,030
ON Semiconductor Corp.
(a)
.............. 229 21,650
Qnity Electronics, Inc. .................. 123 20,087
QUALCOMM, Inc. .................... 606 111,983
Skyworks Solutions, Inc. ................ 89 6,034
Teradyne, Inc. ....................... 90 43,546
Texas Instruments, Inc. ................. 522 155,592
5,086,243
Software — 6.5%
Adobe, Inc.
(a)
........................ 232 47,565
AppLovin Corp. , Class A
(a)
............... 155 79,861
Autodesk, Inc.
(a)
...................... 122 23,719
Cadence Design Systems, Inc.
(a)
.......... 159 59,676
Crowdstrike Holdings, Inc. , Class A
(a)
........ 146 111,419
Datadog, Inc. , Class A
(a)
................ 190 49,468
Fair Isaac Corp.
(a)
..................... 13 15,532
Fortinet, Inc.
(a)
....................... 356 54,689
Gen Digital, Inc. ...................... 324 8,064
Intuit, Inc. .......................... 160 41,760
Microsoft Corp. ...................... 2,250 839,295
Oracle Corp. ........................ 975 142,886
Palantir Technologies, Inc. , Class A
(a)
....... 1,322 154,238
Palo Alto Networks, Inc.
(a)
............... 466 158,915
PTC, Inc.
(a)
......................... 66 7,498
Roper Technologies, Inc. ................ 58 19,627
Salesforce, Inc. ...................... 470 73,630
ServiceNow, Inc.
(a)
.................... 590 58,575
Synopsys, Inc.
(a)
..................... 111 49,514
Trimble, Inc.
(a)
....................... 128 6,551
Tyler Technologies, Inc.
(a)
............... 25 7,312
Workday, Inc. , Class A
(a)
................ 120 14,690
2,024,484
Specialized REITs — 0.8%
American Tower Corp. ................. 269 44,000
Crown Castle, Inc. .................... 253 19,160
Digital Realty Trust, Inc. ................ 192 34,479
Equinix, Inc. ........................ 57 59,416
Extra Space Storage, Inc. ............... 119 17,291
Iron Mountain, Inc. .................... 169 21,347
Public Storage ....................... 91 28,966
SBA Communications Corp. , Class A ........ 60 10,588
VICI Properties, Inc. , Class A ............. 615 16,328
Weyerhaeuser Co. .................... 416 9,959
261,534
Specialty Retail — 1.8%
AutoZone, Inc.
(a)
..................... 10 31,959
Best Buy Co., Inc. .................... 112 8,499
Carvana Co. , Class A
(a)
................. 410 26,986
Home Depot, Inc. (The) ................ 573 202,086
Lowe's Cos., Inc. ..................... 323 71,218
O'Reilly Automotive, Inc.
(a)
............... 482 44,387
Ross Stores, Inc. ..................... 185 39,377
TJX Cos., Inc. (The) ................... 640 96,960
Tractor Supply Co. .................... 307 9,704
Ulta Beauty, Inc.
(a)
.................... 25 11,275
Williams-Sonoma, Inc. ................. 68 15,851
558,302
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc. ......................... 3,066 887,178
Dell Technologies, Inc. , Class C ........... 166 71,622
Hewlett Packard Enterprise Co. ........... 763 34,419
HP, Inc. ........................... 537 11,782

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ........................ 113 $ 17,488
Sandisk Corp.
(a)
...................... 85 193,267
Seagate Technology Holdings plc .......... 129 124,485
Super Micro Computer, Inc.
(a)
............. 289 8,476
Western Digital Corp. .................. 198 126,467
1,475,184
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.
(a)
................ 78 7,745
Lululemon Athletica, Inc.
(a)
............... 60 6,851
NIKE, Inc. , Class B ................... 685 28,119
Ralph Lauren Corp. , Class A ............. 22 8,831
Tapestry, Inc. ........................ 114 16,687
68,233
Tobacco — 0.8%
Altria Group, Inc. ..................... 966 69,504
Philip Morris International, Inc. ............ 896 162,095
231,599
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 666 31,988
United Rentals, Inc. ................... 36 40,784
WW Grainger, Inc. .................... 25 34,010
106,782
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 111 14,605
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. ..................... 267 44,784
Total Common Stocks — 99 .8%
(Cost: $ 26,276,808 ) ............................... 31,043,618
Security
Shares
Shares Value
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR
(a)
.................. 123 $ 1
Total Rights — 0.0%
(Cost: $ 1 ) ..................................... 1
Total Long-Term Investments — 99.8%
(Cost: $ 26,276,809 ) ............................... 31,043,619
Short-Term Securities
Money Market Funds — 0.2%
(b)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 21,013 21,019
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 37,773 37,773
Total Short-Term Securities — 0 .2%
(Cost: $ 58,792 ) ................................. 58,792
Total Investments — 100 .0%
(Cost: $ 26,335,601 ) ............................... 31,102,411
Liabilities in Excess of Other Assets — (0.0) % ............. (3,152)
Net Assets — 100.0% ...............................
$ 31,099,259
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 21,019
(a)
$ — $ — $ — $ 21,019 21,013 $ 12
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 45,744 — (7,971)
(a)
— — 37,773 37,773 533 —
BlackRock, Inc. .......... 71,167 10,655 (1,050) (117) (846) 79,809 83 481 —
$ (117) $ (846) $ 138,601 $ 1,026 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P 500 3% Capped ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 3 09/18/26 $ 46 $ 1,101
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 31,043,618 $ — $ — $ 31,043,618
Rights ................................................ — 1 — 1
Short-Term Securities
Money Market Funds ...................................... 58,792 — — 58,792
$ 31,102,410 $ 1 $ — $ 31,102,411
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,101 $ — $ — $ 1,101
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust